Note 9 - Inventories (Tables)	12 Months Ended
Dec. 31, 2014
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]
	December 31, 2013	December 31, 2014
Lubricants	-	308
Consumable stores	-	16
	-	324